Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Lease Cost and Cash Flows Arising From Operating Leases, Weighted Average Remaining Lease Term and Weighted Average Discount Rate

The following table shows the total lease cost and the cash flows arising from the two operating leases, and information about weighted-average remaining lease term and weighted-average discount rate.

At December 31,	2019
Lease cost
Operating lease cost	$476
Sublease income	(24)
Total lease cost	$452
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$406
Right-of-use assets obtained in exchange for new operating lease liabilities	$70
Weighted-average remaining lease term - operating lease	101 months
Weighted-average discount rate – operating lease	6.75%

Summary of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

Year ended December 31,	2019
2020	$791
2021	663
2022	497
2023	507
2024	537
Thereafter	$2,557
$5,552
Less: Imputed interest	(1,381)
Total lease cost	$4,171

Summary of Lease Liabilities	Lease liabilities were consisted as follows:
Year ended December 31,	2019
Current portion of lease liabilities	$529
Noncurrent portion of lease liabilities	3,642
Total lease liabilities	$4,171